Income Taxes (Tax effects of temporary differences, give rise to deferred tax assets) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Deferred tax assets - current:
Provision of allowance for doubtful accounts	$ 853,000	5,312,000		3,323,000
Accrued payroll and expense	1,957,000	12,192,000		8,608,000
Total current deferred tax assets	2,810,000	17,504,000		11,931,000
Deferred tax assets - non-current:
Net operating loss carry forward	280,000	1,743,000		750,000
Less: valuation allowance	(280,000)	(1,743,000)	(120,000)	(750,000)	(1,856,000)	(2,330,000)
Total non-current deferred tax assets, net	0	0		0
Net operating loss carry forward	1,800,000	10,900,000
Net operating tax loss carry forward, expire in 2014	600,000	4,000,000
Net operating tax loss carry forward, expire in 2016	200,000	1,000,000
Net operating tax loss carry forward, expire in 2017	$ 1,000,000	5,900,000